Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about other financial liabilities explanatory [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Current
Derivative liabilities	$2,634	$16,140	$10,682
Warrants at fair value through profit or loss	—	6,961	—
Contingent consideration - gold price option	—	732	—
Other financial liabilities at amortized cost	2,590	2,630	2,813
Embedded derivatives (note 27c)	7,201	297	—
	12,425	26,760	13,495

Non-current
Contingent consideration - gold price option	—	—	570
Warrants at fair value through profit or loss	—	—	7,588
Other financial liabilities at amortized cost	18,771	19,938	20,185
Embedded derivatives (note 27c)	—	863	—
	18,771	20,801	28,343
	$31,196	$47,561	$41,838